Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
2013-1 Bonds
Debt Instrument [Line Items]
Unamortized discount	$ 926
2014-1 Bonds
Debt Instrument [Line Items]
Unamortized discount	$ 80